Consolidated Balance Sheets - CAD CAD in Thousands	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash	CAD 13,666	CAD 32,351
Accounts receivable, net (note 5 and 15(d))	40,080	24,736
Unbilled revenue (note 6 and 15(d))	15,965	17,565
Inventories	3,437	2,575
Prepaid expenses and deposits (note 7)	1,551	1,682
Assets held for sale (note 8 and 15(a))	247	180
Total current assets	74,946	79,089
Plant and equipment, net of accumulated depreciation $204,860 (2015 - $188,398) (note 9)	256,452	258,752
Other assets (note 10(a))	4,876	6,491
Deferred tax assets (note 11)	13,807	15,845
Total Assets	350,081	360,177
Current liabilities
Accounts payable	29,551	25,034
Accrued liabilities (note 12)	11,175	6,768
Billings in excess of costs incurred and estimated earnings on uncompleted contracts (note 6)	1,071	457
Current portion of capital lease obligations (note 14)	24,062	24,114
Current portion of long term debt (note 13(a))	8,169	5,902
Total current liabilities	74,028	62,275
Long term debt (note 13(a))	31,266	42,080
Capital lease obligations (note 14)	37,338	38,329
Other long term obligations (note 16(a))	8,274	3,567
Deferred tax liabilities (note 11)	40,221	42,308
Total liabilities	191,127	188,559
Shareholders' equity
Common shares (authorized – unlimited number of voting common shares; issued and outstanding – December 31, 2016 - 30,518,907 (December 31, 2015 - 33,150,281) (note 17(a))	252,633	275,520
Treasury shares (December 31, 2016 - 2,213,247 (December 31, 2015 - 1,256,803)) (note 17(a))	(9,294)	(5,960)
Additional paid-in capital	45,915	29,527
Deficit	(130,300)	(127,469)
Total shareholders' equity	158,954	171,618
Total liabilities and shareholders' equity	350,081	360,177
Commitments (note 18)
Contingencies (note 19)